SCHEDULE OF OTHER CURRENT ASSESTS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Notes receivables			$ 115,305
Deposits-current		104,617	68,992
Advance to suppliers		3,832	531
Prepaid expenses and other current assets		13,652	27,095
Other current assets	$ 450,187	$ 122,101	$ 211,923